EMPLOYEE BENEFITS (Details 3) (The Bank, Nonqualified unfunded retirement plans, USD $) In Thousands, unless otherwise specified	12 Months Ended		24 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014
The Bank | Nonqualified unfunded retirement plans
Nonqualified unfunded retirement plans
Liability for plans	$ 308	$ 294	$ 308
Plan expenses	14	12
Payments made from plan			$ 0